UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31*

Date of reporting period: May 31, 2008

*	This Form N-CSR pertains to the following series of the Registrant: MFS Floating Rate High Income Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Floating Rate High Income Fund

5/31/08
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Floating Rate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08

Issuer	Shares/Par	Value ($)
Floating Rate Loans – 88.0% (g)(r)
Aerospace – 4.7%
Acts Aero Technology Supply & Service, Term Loan B, 5.95%, 2014 (o)	$1,033,978	$873,712
Hawker Beechcraft Acquisition Co., Letter of Credit, 4.69%, 2014 (o)	52,341	48,996
Hawker Beechcraft Acquisition Co., Term Loan, 4.69%, 2014 (o)	898,165	840,767
Hexcel Corp., Term Loan B, 4.65%, 2012	506,842	491,637
Hexcel Corp., Term Loan B-2, 2012 (o)	97,423	96,936
Spirit Aerosystems, Inc., Term Loan B, 4.56%, 2011	678,058	663,649
TransDigm, Inc., Term Loan B, 4.65%, 2013	1,278,991	1,236,358
Vought Aircraft Industries, Inc., Term Loan, 4.89%, 2011	904,546	877,410
Wyle Laboratories, Term Loan B, 6.68%, 2011	599,730	596,731

		$5,726,196

Apparel Manufacturers – 0.2%
William Carter Co., Term Loan B, 4.39%, 2012	$262,303	$249,844

Automotive – 2.0%
Allison Transmission, Inc., Term Loan B, 5.53%, 2014	$398,000	$364,481
Federal-Mogul Corp., Term Loan B, 4.49%, 2015	500,000	427,500
Ford Motor Co., Term Loan B, 2013 (o)	155,749	134,171
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.54%, 2014	481,857	450,175
Mark IV Industries, Inc., Second Lien Term Loan, 11.3%, 2011	724,639	293,479
Mark IV Industries, Inc., Term Loan, 7.35%, 2011	571,126	424,537
Motorsport Aftermarket Group, Inc., Term Loan, 5.19%, 2013	418,238	351,320

		$2,445,663

Basic Industry – 0.7%
Trimas Corp., Letter of Credit, 4.8%, 2013	$160,602	$150,163
Trimas Corp., Term Loan B, 5.15%, 2013	675,933	631,997

		$782,160

Broadcasting – 5.9%
Citadel Communications Group, Term Loan B, 4.17%, 2014	$898,241	$775,481
Gray Television, Inc., Delayed Draw Term Loan, 4.19%, 2014	1,445,537	1,296,767
Local TV LLC, Term Loan, 4.86%, 2013 (o)	703,595	612,127
Newport Television LLC, Term Loan B, 2016 (o)	618,404	592,508
Nextmedia Operating, Inc., Second Lien Term Loan, 10.38%, 2013	500,000	390,000
Nextmedia Operating, Inc., Term Loan, 6.45%, 2012	282,956	256,783
Nextmedia Operating, Inc., Term Loan B, 6.52%, 2012	125,758	114,126
Spanish Broadcasting Systems, Inc., Term Loan, 4.45%, 2012	977,386	786,796
Telesat Holding, Inc., Delayed Draw Term Loan, 4.01%, 2014 (q)	49,358	46,782
Telesat Holding, Inc., Term Loan B, 5.86%, 2014	576,136	546,070
Univision Communications, Inc., Term Loan B, 5.11%, 2014	1,344,507	1,132,915
Young Broadcasting, Inc., Term Loan, 5.23%, 2012	687,848	615,624

		$7,165,979

Brokerage & Asset Managers – 1.0%
Ameritrade Holding Corp., Term Loan B, 3.88%, 2012	$662,858	$647,944
Nuveen Investments, Inc., Term Loan B, 5.38%, 2014	654,722	612,493

		$1,260,437

Building – 2.4%
BELFOR USA Group, Term Loan B, 5.72%, 2013	$605,717	$599,660
Building Materials Holding Corp., Term Loan, 5.68%, 2014	898,501	803,036
Building Materials Holding Corp., Term Loan B, 7.23%, 2014	1,162,632	860,348
Jacuzzi Brands, Inc., Letter of Credit, 2.59%, 2013	18,101	14,300
Jacuzzi Brands, Inc., Term Loan, 5.29%, 2013	203,516	160,778
Quality Home Brands Holdings LLC, Second Lien Term Loan, 10.96%, 2013	483,050	265,678
Quality Home Brands Holdings LLC, Term Loan, 5.13%, 2012	284,719	185,067

		$2,888,867

MFS Floating Rate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Business Services – 3.6%
Cellnet Technology, Inc., Delayed Draw Term Loan, 3.02%, 2011 (q)	$227,653	$202,611
Cellnet Technology, Inc., Second Lien Term Loan, 5%, 2011	224,774	194,805
Cellnet Technology, Inc., Term Loan, 6%, 2011	340,526	303,920
Clarke American Corp., Term Loan B, 5.19%, 2014	1,052,430	878,253
Infor Global Solutions, Inc., Second Lien Term Loan, 8.94%, 2014	658,945	444,788
iPayment, Inc., Term Loan, 4.69%, 2013	816,042	697,716
Open Solutions, Inc., Term Loan, 5.18%, 2014	475,308	416,489
RGIS LLC, Term Loan B, 5.29%, 2014	530,016	462,881
RGIS LLC, Delayed Draw Term Loan B, 5.19%, 2014	26,501	23,144
SunGard Data Systems, Inc., Term Loan B, 4.5%, 2014	792,796	746,489

		$4,371,096

Cable TV – 4.8%
Cequel Communications LLC, Term Loan, 4.72%, 2013	$845,595	$786,614
Charter Communications Operating LLC, Incremental Term Loan, 8.5%, 2014	330,762	328,436
Charter Communications Operating LLC, Term Loan, 4.9%, 2013	410,350	364,419
CSC Holdings, Inc., Incremental Term Loan, 4.34%, 2013	936,631	888,522
Mediacom Broadband LLC, Term Loan D-2, 4.23%, 2015	592,500	542,349
Mediacom Communications Corp., Term Loan D-1, 4.23%, 2015	977,625	894,876
San Juan Cable LLC, Term Loan, 5.02%, 2012	1,083,089	961,241
UPC Broadband Holding, Term Loan N-1, 4.55%, 2014	1,164,040	1,091,288

		$5,857,745

Chemicals – 0.9%
Arizona Chemical Co., Second Lien Term Loan, 8.15%, 2014	$801,925	$521,251
Arizona Chemical Co., Term Loan, 4.79%, 2013	52,852	44,660
Vertellus Speciality, Term Loan B, 6.93%, 2012	512,814	492,301

		$1,058,212

Computer Software – 2.0%
First Data Corp., Term Loan B-1, 5.16%, 2014	$640,702	$593,887
First Data Corp., Term Loan B-2, 5.35%, 2014	347,764	322,473
Nuance Communications, Inc., Term Loan, 4.89%, 2013	784,000	746,107
Nuance Communications, Inc., Term Loan B-1, 4.89%, 2013	478,392	455,270
Vertafore, Inc., Term Loan, 5.13%, 2012	313,077	291,161

		$2,408,898

Computer Software - Systems – 0.8%
Dealer Computer Services, Inc., Second Lien Term Loan, 7.88%, 2013	$234,806	$220,131
Intergraph Corp., Term Loan, 4.64%, 2014	178,860	171,929
Metavante Corp., Term Loan B, 4.62%, 2014	659,898	624,703

		$1,016,763

Construction – 0.0%
Landsource Communities Development LLC, Second Lien Term Loan, 10.55%, 2014	$224,769	$37,649

Consumer Goods & Services – 4.0%
ACCO Brands Corp., Term Loan B, 4.39%, 2012	$486,465	$474,303
Affinion Group, Inc., Term Loan B, 5.16%, 2012	635,993	606,976
Bright Horizons Family Solutions, Term Loan B, 2015 (o)	86,415	85,550
Central Garden & Pet Co., Term Loan B, 2012 (o)	365,890	322,288
Huish Detergents, Inc., Term Loan B, 2014 (o)	329,014	291,353
Philosophy, Inc., Term Loan B, 4.8%, 2014	675,188	587,414
Sabre, Inc., Term Loan B, 4.69%, 2014	997,370	850,632
Travelport Ltd., Letter of Credit, 4.94%, 2013	80,559	73,610
Travelport Ltd., Term Loan, 4.63%, 2013	510,583	466,545
Weight Watchers International, Inc., Term Loan B, 4.25%, 2014	438,060	424,918
West Corp., Term Loan B-2, 5.15%, 2013	741,742	685,847

		$4,869,436

MFS Floating Rate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Containers – 0.6%
Owens-Illinois, Inc., Term Loan B, 4.02%, 2013	$689,827	$667,982

Electronics – 0.5%
Freescale Semiconductor, Inc., Term Loan B, 4.57%, 2013	$59,341	$53,286
Sensata Technologies, Inc., Term Loan B, 4.66%, 2013	570,509	524,630

		$577,916

Energy - Independent – 1.5%
Crimson Exploration, Inc., Second Lien Term Loan, 8.46%, 2012	$684,279	$615,851
MEG Energy Corp., Delayed Draw Term Loan, 4.69%, 2013	548,375	516,843
MEG Energy Corp., Term Loan B, 4.7%, 2013	784,000	737,613

		$1,870,307

Engineering - Construction – 0.4%
URS Corp., Term Loan B, 5.42%, 2013	$457,096	$457,382

Entertainment – 1.2%
AMC Entertainment, Inc., Term Loan B, 4.14%, 2013	$589,035	$559,163
Metro-Goldwyn-Mayer Studios, Inc., Term Loan, 5.94%, 2012	186,025	149,576
Metro-Goldwyn-Mayer Studios, Inc., Term Loan B, 5.94%, 2012	481,272	386,973
Regal Cinemas, Inc., Term Loan, 4.19%, 2010	350,912	332,245

		$1,427,957

Financial Institutions – 0.6%
MSCI, Inc., Term Loan B, 5.39%, 2014	$722,841	$723,745

Food & Beverages – 3.6%
ARAMARK Corp., Letter of Credit, 5.02%, 2014	$55,818	$52,371
ARAMARK Corp., Term Loan B, 4.57%, 2014	878,614	824,359
B&G Foods, Inc., Term Loan C, 4.65%, 2013	252,854	242,107
Birds Eye Foods, Inc., Term Loan, 4.45%, 2013	596,046	566,243
Dean Foods Co., Term Loan B, 4.19%, 2014	1,155,965	1,102,370
Dole Food Co., Inc., Letter of Credit, 4.71%, 2013	63,458	58,709
Dole Food Co., Inc., Term Loan, 4.89%, 2013	139,926	129,453
Dole Food Co., Inc., Term Loan C, 4.78%, 2013	466,419	431,511
Mafco Worldwide Corp., Term Loan B, 4.7%, 2011	1,009,174	938,532

		$4,345,655

Forest & Paper Products – 1.7%
Georgia-Pacific Corp., Term Loan, 4.68%, 2012 (o)	$993,185	$938,974
Graphic Packaging International, Inc., Term Loan, 4.79%, 2014	313,135	297,243
Newpage, Term Loan, 6.31%, 2014	802,658	799,548

		$2,035,765

Gaming & Lodging – 5.1%
Cannery Casino Resorts LLC, Delayed Draw Term Loan B, 3.47%, 2013 (q)	$418,857	$402,888
Cannery Casino Resorts LLC, Second Lien Term Loan, 6.94%, 2014	349,966	328,968
Cannery Casino Resorts LLC, Term Loan B, 4.94%, 2013	510,527	491,063
Fontainebleau Resorts LLC, Delayed Draw Term Loan, 2014 (q)	432,269	366,078
Fontainebleau Resorts LLC, Term Loan B, 6.25%, 2014	1,031,496	873,548
Golden Nugget, Inc., Second Lien Term Loan, 5.71%, 2014	1,398,373	950,893
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 5.89%, 2014	786,547	516,172
Green Valley Ranch Gaming LLC, Term Loan, 4.65%, 2014	212,854	178,176
Harrah’s Entertainment, Inc., Term Loan B-2, 5.91%, 2015 (o)	1,059,586	989,223
Isle of Capri Casinos, Inc., Term Loan, 4.44%, 2013	297,546	267,791
Isle of Capri Casinos, Inc., Delayed Draw Term Loan A, 4.44%, 2013	70,297	63,268
Isle of Capri Casinos, Inc., Delayed Draw Term Loan B, 4.44%, 2013	119,018	107,116
Las Vegas Sands Corp., Delayed Draw Term Loan 1, 4.17%, 2014	141,677	130,225
Las Vegas Sands Corp., Term Loan B, 4.45%, 2014	563,868	518,289

		$6,183,698

MFS Floating Rate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Industrial – 3.2%
Baldor Electric Co., Term Loan B, 4.41%, 2014	$528,496	$508,787
EPD, Inc., Term Loan, 4.89%, 2014	93,020	78,447
EPD, Inc., Term Loan B, 5.4%, 2014	649,507	547,751
Gleason Corp., Term Loan, 4.53%, 2013	424,849	395,110
Interline Brands, Inc., Term Loan, 4.15%, 2013	389,921	367,501
Interline Brands, Inc., Term Loan B, 4.15%, 2013	269,411	253,920
KAR Holdings, Inc., Term Loan B, 4.95%, 2013	672,395	623,142
Oshkosh Truck Corp., Term Loan B, 4.76%, 2013	1,175,265	1,121,888

		$3,896,546

Insurance – 0.8%
Alliant Insurance, Term Loan B, 5.69%, 2014	$441,008	$409,035
HMSC Corp., Second Lien Term Loan, 8.21%, 2014	79,343	57,127
HMSC Corp., Term Loan, 4.96%, 2014	650,443	494,336

		$960,498

Leisure & Toys – 0.5%
Oceania Cruises, Inc., Second Lien Term Loan, 8.45%, 2014	$493,614	$444,253
Oceania Cruises, Inc., Term Loan, 4.95%, 2013	184,852	166,367

		$610,620

Machinery & Tools – 0.2%
NACCO Materials Handling Group, Inc., Term Loan, 4.77%, 2013	$196,500	$177,341

Medical & Health Technology & Services – 7.9%
Accellent, Inc., Term Loan, 5.13%, 2012	$602,618	$524,277
Advanced Medical Optics, Inc., Term Loan, 5.44%, 2014	313,608	290,871
Biomet, Inc., Term Loan B, 5.69%, 2015	1,163,877	1,130,092
Community Health Systems, Inc., Delayed Draw Term Loan, 2014 (q)	70,911	66,847
Community Health Systems, Inc., Term Loan B, 4.83%, 2014	1,386,517	1,307,059
DaVita, Inc., Term Loan B-1, 4.03%, 2012	423,154	404,800
Genoa Healthcare LLC, Second Lien Term Loan, 10.65%, 2013	333,333	316,667
Genoa Healthcare LLC, Term Loan, 6%, 2012	579,683	539,106
HCA, Inc., Term Loan B, 4.94%, 2013	1,200,134	1,128,588
Health Management Associates, Inc., Term Loan, 4.44%, 2014	1,085,355	1,006,472
National Mentor Holdings, Inc., Synthetic Letter of Credit, 4.55%, 2013	36,821	31,758
National Mentor Holdings, Inc., Term Loan B, 4.7%, 2013	621,581	536,114
National Renal Institutes, Inc., Term Loan B, 5%, 2013	840,770	727,266
Psychiatric Solutions, Inc., Term Loan B, 4.25%, 2012	471,935	453,058
Renal Advantage, Inc., Term Loan B, 5.26%, 2012	350,441	325,910
Select Medical Corp., Term Loan B, 4.68%, 2012	568,533	526,604
U.S. Oncology, Inc., Term Loan C, 5.44%, 2011	289,326	279,380

		$9,594,869

Medical Equipment – 0.9%
Orthofix International N.V., Term Loan B, 4.64%, 2013	$1,027,117	$939,812
Sterigenics International, Inc., Term Loan B, 5.05%, 2013	202,459	182,213

		$1,122,025

Metals & Mining – 0.2%
Euramax International, Inc., Term Loan, 8%, 2012	$315,031	$270,926

Natural Gas - Pipeline – 2.4%
Atlas Pipeline Partners LP, Term Loan, 5.14%, 2014	$620,138	$608,510
Energy Transfer Equity LP, Term Loan, 4.5%, 2012	1,358,892	1,318,854
Enterprise Group Holdings LP, Term Loan B, 4.92%, 2014	1,055,647	1,033,214

		$2,960,578

Network & Telecom – 1.4%
Time Warner Telecom, Inc., Term Loan B, 4.39%, 2013	$1,165,094	$1,108,878

MFS Floating Rate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Network & Telecom – continued
Windstream Corp., Term Loan B, 4.22%, 2013	$551,348	$537,679

		$1,646,557

Oil Services – 2.0%
Hercules Offshore, Inc., Term Loan B, 4.45%, 2013	$718,552	$696,397
Petroleum Geo Services A.S.A., Term Loan B, 4.45%, 2015	798,098	771,162
Volnay Acquisition Co. I, Term Loan B, 4.88%, 2014	967,341	952,831

		$2,420,390

Pharmaceuticals – 1.9%
Mylan Laboratories, Inc., Term Loan B, 5.84%, 2014	$792,762	$778,690
Royalty Pharma Finance Trust, Term Loan, 4.94%, 2013	874,421	853,654
Stiefel Laboratories, Inc., Term Loan, 4.96%, 2013	380,937	368,556
Stiefel Laboratories, Inc., Delayed Draw Term Loan, 4.96%, 2013	291,368	279,713

		$2,280,613

Printing & Publishing – 6.5%
American Media Operations, Inc., Term Loan B, 5.96%, 2013	$1,150,875	$1,064,559
Ascend Media Holdings LLC, Term Loan, 6.84%, 2012	487,571	243,785
Black Press Group Ltd., Term Loan B, 4.64%, 2013	194,671	176,907
Black Press Group Ltd., Term Loan B-2, 4.64%, 2013	118,193	107,408
Dex Media East LLC, Delayed Draw Term Loan B, 4.65%, 2014	403,290	366,130
Gatehouse Media Operating, Inc., Delayed Draw Term Loan, 4.71%, 2014	240,504	167,751
Gatehouse Media Operating, Inc., Term Loan B, 4.65%, 2014	251,828	175,650
Idearc, Inc., Term Loan A, 2013 (o)	695,597	598,214
MediaNews Group, Inc., Term Loan C, 5.13%, 2013	903,258	690,992
Nielsen Finance LLC, Term Loan B, 4.73%, 2013	679,425	637,932
Penton Media, Inc., Term Loan, 5.13%, 2013	653,110	525,753
Quebecor World, Inc., DIP Term Loan, 8.25%, 2009	725,085	726,444
Reader’s Digest Associations, Inc., Term Loan B, 4.94%, 2014	541,286	469,227
Tribune Co., Term Loan B, 2014 (o)	705,411	521,416
Tribune Co., Term Loan X, 5.47%, 2009	241,723	228,687
Wenner Media LLC, Term Loan B, 4.44%, 2013	896,222	824,524
Yell Group Ltd., Term Loan B, 4.38%, 2013	333,180	297,051

		$7,822,430

Real Estate – 0.8%
CB Richard Ellis Group, Inc., Term Loan B, 3.97%, 2013	$730,215	$669,972
Tishman Speyer, Term Loan, 4.34%, 2012	306,316	260,369

		$930,341

Restaurants – 0.4%
Buffets, Inc., Letter of Credit, 9.68%, 2013	$97,577	$57,571
Buffets, Inc., Term Loan B, 9.63%, 2013	730,468	430,976

		$488,547

Retailers – 1.6%
David’s Bridal, Inc., Term Loan, 4.69%, 2014	$659,223	$575,172
General Nutrition Centers, Inc., Term Loan B, 2013 (o)	350,000	321,417
Oriental Trading Co., Inc., Term Loan, 4.8%, 2013	1,246,046	1,009,297

		$1,905,886

Telecommunications - Wireless – 1.0%
ALLTEL Communications, Inc., Term Loan B-2, 2015 (o)	$438,875	$406,813
Crown Castle Operating Co., Term Loan B, 4.19%, 2014	222,980	211,314
MetroPCS Wireless, Inc., Term Loan B, 5.07%, 2013	656,662	626,600

		$1,244,727

Telephone Services – 1.4%
Hargray Communications, Inc., Term Loan B, 4.94%, 2014	$304,284	$277,659
IPC Acquisition Corp., Term Loan, 4.94%, 2014	643,654	493,468

MFS Floating Rate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Telephone Services – continued
Sorenson Communications, Inc., Term Loan, 5.19%, 2014	$993,460	$951,238

		$1,722,365

Utilities - Electric Power – 5.9%
Boston Generating LLC, Letter of Credit, 7.08%, 2013	$197,408	$184,224
Boston Generating LLC, Revolver, 5.07%, 2013	55,274	51,583
Boston Generating LLC, Term Loan, 4.94%, 2013	881,131	822,284
Calpine Corp., DIP Term Loan, 5.57%, 2009 (o)	830,270	803,027
Coleto Creek Power LP, Letter of Credit, 5.44%, 2013	54,843	49,724
Coleto Creek Power LP, Term Loan B, 5.44%, 2013	780,136	707,323
Covanta Holding Corp., Letter of Credit, 4.08%, 2014	152,994	146,365
Covanta Holding Corp., Term Loan B, 4.92%, 2014	295,565	282,757
KGEN Power Corp., Letter of Credit, 4.34%, 2014	42,353	40,288
KGEN Power Corp., Term Loan B, 4.5%, 2014	69,706	66,308
Liberty Electric Power LLC, Term Loan, 5.69%, 2014	630,221	598,710
Longview Power LLC, Letter of Credit, 5%, 2014	45,179	39,758
Longview Power LLC, Term Loan, 5.06%, 2014	135,538	119,273
Longview Power LLC, Delayed Draw Term Loan, 5%, 2014	158,128	139,152
Mach Gen LLC, Letter of Credit, 4.44%, 2013	51,167	48,907
Mach Gen LLC, Term Loan, 4.63%, 2014	487,694	466,154
Mirant North America LLC, Term Loan B, 4.13%, 2013	884,860	854,858
NRG Energy Corp., Letter of Credit, 2013 (o)	107,178	102,837
NRG Energy Corp., Term Loan, 2013 (o)	504,103	483,687
Texas Competitive Electric Holdings LLC, Term Loan B-3, 6.26%, 2014	977,235	918,356
TPF Generation Holdings LLC, Term Loan, 5.44%, 2014	221,611	206,098

		$7,131,673

Utilities - Telephone – 0.8%
Cavalier Telephone Corp., Term Loan B, 10.5%, 2012	$1,151,447	$944,187

Total Floating Rate Loans		$106,560,471

Bonds – 5.0%
Asset Backed & Securitized – 3.2%
Banc of America Commercial Mortgage, Inc., 5.39%, 2045	$297,000	$272,991
Banc of America Commercial Mortgage, Inc., FRN, 5.812%, 2017	329,000	305,402
Banc of America Commercial Mortgage, Inc., FRN, 5.772%, 2017	658,876	604,886
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	500,000	455,675
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045	500,000	460,226
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047	219,997	201,344
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.466%, 2047	660,000	597,748
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049	474,998	430,321
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.749%, 2050	125,000	115,593
Wachovia Bank Commercial Mortgage Trust, FRN, 5.902%, 2051	500,000	466,318

		$3,910,504

Broadcasting – 0.8%
DIRECTV Holdings LLC, 7.625%, 2016 (z)	$350,000	$348,688
Paxson Communications Corp., FRN, 5.963%, 2012	725,000	605,375

		$954,063

Municipals – 0.4%
Regional Transportation Authority, IL, “A”, MBIA, 4.5%, 2035	$550,000	$525,927

Printing & Publishing – 0.6%
Dex Media West LLC, 8.5%, 2010	$350,000	$350,875
Dex Media West LLC, 9.875%, 2013	348,000	335,385

		$686,260

Total Bonds		$6,076,754

MFS Floating Rate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer	Shares/Par	Value ($)
Repurchase Agreements – 5.4%
Merrill Lynch & Co., 2.35%, dated 5/30/08, due 6/02/08, total to be received $6,531,279 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$6,530,000	$6,530,000

Total Investments (k)		$119,167,225

Other Assets, Less Liabilities – 1.6%		1,900,529

Net Assets – 100.0%		$121,067,754

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise noted.

(k)	As of May 31, 2008, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $6,076,754 and 5.10% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined. The rate shown represents a weighted average coupon rate on the full position, including unsettled positions which have no current coupon.

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Security	Acquisition Date	Cost	Current Market Value
DIRECTV Holdings LLC, 7.625%, 2016	5/07/08	$350,000	$348,688
% of Net Assets			0.3%

The following abbreviations are used in this report and are defined:

DIP	Debtor-in-Possession

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
MBIA	MBIA Insurance Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Floating Rate High Income Fund

Supplemental Information (Unaudited) 5/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$129,536,776

Gross unrealized appreciation	$537,873
Gross unrealized depreciation	(10,907,424)

Net unrealized appreciation (depreciation)	$(10,369,551)

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Derivative Contracts at 5/31/08

Futures contracts outstanding at 5/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note 30 yr (Short)	5	$567,500	Sep-08	$1,506

At May 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: July 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: July 17, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2008

*	Print name and title of each signing officer under his or her signature.